Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Right-of-use assets	$ 1,689	$ 2,027
Operating lease liabilities - current	385	313
Operating lease liabilities - non-current	1,386	1,718
Total operating lease liabilities	$ 1,771	$ 2,031